UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS





SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JANUARY 31, 2005 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND
------------------------------------------------------

                                              Market
Description                    Shares         Value
------------------------------------------------------

COMMON STOCK (98.3%)
 -----------------------------------------------------
 AEROSPACE & DEFENSE (1.7%)
 -----------------------------------------------------
 Boeing                        63,714  $     3,223,928
 General Dynamics              15,177        1,567,025
 Goodrich                       9,013          309,146
 Lockheed Martin               33,591        1,941,896
 Northrop Grumman              27,966        1,450,876
 Raytheon                      34,284        1,282,222
 Rockwell Collins              13,405          575,074
 United Technologies           38,829        3,909,304
                                            ----------
                                            14,259,471
                                            ----------
 -----------------------------------------------------
 AIR TRANSPORTATION (0.7%)
 -----------------------------------------------------
 Delta Air Lines*               9,784           52,736
 FedEx                         22,805        2,181,298
 Honeywell International       65,255        2,347,875
 Southwest Airlines            59,168          856,753
 Textron                       10,401          748,664
                                            ----------
                                             6,187,326
                                            ----------
 -----------------------------------------------------
 APPAREL/TEXTILES (0.5%)
 -----------------------------------------------------
 Cintas                        13,020          566,370
 Coach*                        14,330          803,913
 Jones Apparel Group            9,245          310,909
 Liz Claiborne                  8,244          345,753
 Nike, Cl B                    19,955        1,728,702
 Reebok International           4,392          195,576
 VF                             8,398          446,354
                                            ----------
                                             4,397,577
                                            ----------
 -----------------------------------------------------
 AUTOMOTIVE (0.8%)
 -----------------------------------------------------
 Cooper Tire & Rubber           5,701          123,199
 Dana                          11,402          180,950
 Delphi                        42,604          323,364
 Ford Motor                   138,907        1,829,405
 General Motors                42,913        1,579,627
 Genuine Parts                 13,251          560,915
 Goodyear Tire & Rubber*       13,328          205,784
 ITT Industries                 7,010          597,883
 Navistar International*        5,316          206,899
 Paccar                        13,174          930,875
 Visteon                        9,861           73,169
                                            ----------
                                             6,612,070
                                            ----------
 -----------------------------------------------------
 BANKS (8.2%)
 -----------------------------------------------------
 AmSouth Bancorp               26,965          672,507
 Bank of America              306,553       14,214,863
 Bank of New York              58,937        1,751,018
 BB&T                          41,911        1,654,227
 Comerica                      12,942          748,824
 Compass Bancshares             9,322          436,549
 Fifth Third Bancorp           44,890        2,086,038
 First Horizon National         9,322          396,838
 Golden West Financial         23,267        1,503,514
 Huntington Bancshares         17,566          403,491
 JPMorgan Chase               270,419       10,094,741
 Keycorp                       30,894        1,032,477
 M&T Bank                       8,782          898,926
 Marshall & Ilsley             16,950          725,629


------------------------------------------------------

                                              Market
Description                    Shares         Value
------------------------------------------------------
------------------------------------------------------
BANKS -- (CONTINUED)
------------------------------------------------------
 Mellon Financial              32,126  $       942,898
 National City                 51,464        1,829,545
 North Fork Bancorporation     35,747        1,025,939
 Northern Trust                16,641          726,213
 PNC Financial Services
   Group                       21,418        1,153,788
 Regions Financial             35,286        1,129,152
 Sovereign Bancorp             26,194          595,652
 State Street                  25,270        1,132,349
 SunTrust Banks                28,120        2,025,202
 Synovus Financial             23,498          637,501
 US Bancorp                   141,757        4,259,798
 Wachovia                     121,727        6,676,726
 Washington Mutual             66,257        2,673,470
 Wells Fargo                  128,429        7,872,698
 Zions Bancorporation           6,779          459,752
                                            ----------
                                            69,760,325
                                            ----------
------------------------------------------------------
BEAUTY PRODUCTS (2.4%)
------------------------------------------------------
 Alberto-Culver                 6,933          376,115
 Avon Products                 35,901        1,515,740
 Colgate-Palmolive             40,216        2,112,949
 Gillette                      75,347        3,821,600
 International Flavors &
   Fragrances                   7,164          302,464
 Kimberly-Clark                37,058        2,427,669
 Procter & Gamble             192,529       10,248,319
                                            ----------
                                            20,804,856
                                            ----------
------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING (2.2%)
------------------------------------------------------
 Clear Channel
   Communications              43,528        1,411,613
 Comcast, Cl A*               168,492        5,423,757
 Interpublic Group*            32,126          419,244
 News, Cl A                   198,307        3,371,219
 Omnicom Group                 14,176        1,203,401
 Time Warner*                 347,693        6,258,474
 Univision Communications,
   Cl A*                       24,499          669,068
                                            ----------
                                            18,756,776
                                            ----------
------------------------------------------------------
BUILDING & CONSTRUCTION (0.5%)
------------------------------------------------------
 American Standard*            16,257          650,930
 Centex                         9,399          576,253
 KB Home                        3,544          385,056
 Masco                         33,975        1,250,280
 Pulte Homes                    9,707          641,438
 Vulcan Materials               7,781          439,471
                                            ----------
                                             3,943,428
                                            ----------
------------------------------------------------------
BUSINESS SERVICES (2.4%)
------------------------------------------------------
 Automatic Data Processing     44,222        1,922,773
 Cendant                       79,893        1,881,480
 Convergys*                    10,785          154,118
 eBay*                         50,309        4,100,183
 First Data                    63,020        2,567,435
 Fiserv*                       14,868          568,701
 Fluor                          6,395          342,388
 H&R Block                     12,481          602,957


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JANUARY 31, 2005 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED
------------------------------------------------------

                                              Market
Description                    Shares         Value
------------------------------------------------------
------------------------------------------------------
BUSINESS SERVICES -- (CONTINUED)
------------------------------------------------------
 Monster Worldwide*             9,013  $       282,017
 Paychex                       28,737          876,191
 Robert Half International     13,174          399,699
 Sabre Holdings                10,247          216,212
 United Parcel Service, Cl
 B                             85,055        6,351,907
                                            ----------
                                            20,266,061
                                            ----------
------------------------------------------------------
CHEMICALS (1.5%)
------------------------------------------------------
 Air Products & Chemicals      17,258        1,016,669
 Ashland                        5,393          331,022
 Dow Chemical                  71,572        3,557,129
 Eastman Chemical               5,932          321,218
 Ecolab                        19,569          658,497
 EI Du Pont de Nemours         75,347        3,583,503
 Engelhard                      9,245          277,812
 Great Lakes Chemical           3,852          101,885
 Hercules*                      8,475          122,972
 Monsanto                      20,032        1,084,332
 PPG Industries                13,020          895,516
 Rohm & Haas                   17,104          756,681
 Sigma-Aldrich                  5,238          329,208
                                            ----------
                                            13,036,444
                                            ----------
------------------------------------------------------
COMPUTERS & SERVICES (5.7%)
------------------------------------------------------
 Affiliated Computer
 Services,
   Cl A*                        9,784          530,195
 Apple Computer*               30,509        2,346,142
 Autodesk                      17,412          511,390
 Cisco Systems*               499,775        9,015,941
 Computer Sciences*            14,330          738,282
 Dell*                        188,600        7,875,936
 Electronic Data Systems       38,984          835,037
 EMC*                         181,898        2,382,864
 Gateway*                      28,351          134,100
 Hewlett-Packard              229,201        4,490,048
 International Business
   Machines                   126,349       11,803,524
 Lexmark International*         9,784          815,496
 NCR*                          14,174          484,467
 Network Appliance*            27,273          868,372
 Sun Microsystems*            255,242        1,112,855
 Sungard Data Systems*         21,958          590,451
 Symbol Technologies           18,260          334,158
 Unisys*                       25,501          200,183
 Yahoo!*                      104,315        3,672,931
                                            ----------
                                            48,742,372
                                            ----------
------------------------------------------------------
CONTAINERS & PACKAGING (0.1%)
------------------------------------------------------
 Ball                           8,552          365,342
 Bemis                          8,089          234,581
 Pactiv*                       11,248          249,818
 Sealed Air*                    6,318          324,113
                                            ----------
                                             1,173,854
                                            ----------
------------------------------------------------------
DIVERSIFIED MANUFACTURING (4.6%)
------------------------------------------------------
 Cooper Industries Ltd.,
 Cl A                           6,933          481,843
 Eaton                         11,556          785,692
 General Electric             802,475       28,993,422
 Illinois Tool Works           22,419        1,950,005


------------------------------------------------------
                                              Market
Description                    Shares         Value
------------------------------------------------------
------------------------------------------------------
DIVERSIFIED MANUFACTURING -- (CONTINUED)
------------------------------------------------------
 Ingersoll-Rand, Cl A          13,097  $       974,155
 Tyco International Ltd.      152,699        5,518,542
                                            ----------
                                            38,703,659
                                            ----------
------------------------------------------------------
EDUCATION (0.1%)
------------------------------------------------------
 Apollo Group, Cl A*           14,022        1,096,380
                                            ----------
------------------------------------------------------
ELECTRICAL SERVICES (3.2%)
------------------------------------------------------
 AES*                          49,230          691,682
 Allegheny Energy*             10,401          201,155
 Ameren                        14,791          741,325
 American Electric Power       30,046        1,059,122
 American Power Conversion     14,484          308,075
 Calpine*                      40,524          134,945
 Centerpoint Energy            23,344          262,620
 Cinergy                       13,790          555,599
 CMS Energy*                   14,791          155,749
 Consolidated Edison           18,336          804,400
 Constellation Energy
 Group                         13,328          666,400
 Dominion Resources            25,193        1,747,890
 DTE Energy                    13,174          577,153
 Duke Energy                   72,573        1,944,231
 Edison International          24,731          803,016
 Emerson Electric              31,895        2,144,620
 Entergy                       16,950        1,178,364
 Exelon                        50,309        2,226,173
 FirstEnergy                   25,039          995,551
 FPL Group                     14,099        1,080,547
 NiSource                      20,493          469,290
 PG&E*                         30,586        1,070,510
 Pinnacle West Capital          6,933          289,106
 PPL                           14,330          773,820
 Progress Energy               18,721          828,404
 Progress Energy (CVO)* (A)     7,250               --
 Public Service Enterprise
   Group                       18,029          951,030
 Sempra Energy                 17,720          659,538
 Southern                      56,164        1,896,658
 TECO Energy                   15,177          242,984
 TXU                           18,260        1,263,592
 Xcel Energy                   30,355          552,157
                                            ----------
                                            27,275,706
                                            ----------
------------------------------------------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (0.3%)
------------------------------------------------------
 Jabil Circuit*                15,331          361,352
 L-3 Communications
    Holdings                    8,705          621,624
 Molex                         14,330          411,558
 Parker Hannifin                9,090          592,304
 Power-One*                     6,395           47,515
 Sanmina-SCI*                  39,523          244,252
 Solectron*                    73,653          366,055
                                            ----------
                                             2,644,660
                                            ----------
------------------------------------------------------
ENTERTAINMENT (1.2%)
------------------------------------------------------
 Brunswick                      7,319          337,552
 Carnival                      48,075        2,769,120
 Harrah's Entertainment         8,475          535,959
 Hasbro                        13,405          262,738


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JANUARY 31, 2005 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED
------------------------------------------------------

                                              Market
Description                    Shares         Value
------------------------------------------------------
------------------------------------------------------
ENTERTAINMENT -- (CONTINUED)
------------------------------------------------------
 International Game
   Technology                  26,194  $       819,872
 Mattel                        31,511          612,889
 Walt Disney                  155,087        4,440,141
                                            ----------
                                             9,778,271
                                            ----------
------------------------------------------------------
ENVIRONMENTAL SERVICES (0.2%)
------------------------------------------------------
 Allied Waste Industries*      24,191          201,027
 Waste Management              43,451        1,260,079
                                            ----------
                                             1,461,106
                                            ----------
------------------------------------------------------
FINANCIAL SERVICES (7.2%)
------------------------------------------------------
 American Express              95,302        5,084,362
 Bear Stearns                   7,858          794,129
 Capital One Financial         18,413        1,441,370
 Charles Schwab               102,235        1,149,121
 CIT Group                     15,948          643,821
 Citigroup                    393,918       19,321,678
 Countrywide Financial         44,068        1,630,516
 E*Trade Financial*            28,197          387,709
 Equifax                       10,247          289,990
 Fannie Mae                    73,498        4,746,501
 Federated Investors, Cl B      8,166          239,917
 Franklin Resources            18,953        1,286,151
 Freddie Mac                   52,312        3,415,450
 Goldman Sachs Group           36,749        3,963,380
 Janus Capital Group           17,952          266,228
 Lehman Brothers Holdings      20,416        1,861,735
 MBNA                          96,997        2,578,180
 Merrill Lynch                 70,724        4,248,391
 Moody's                       11,248          942,357
 Morgan Stanley                83,052        4,647,590
 Providian Financial*          22,265          371,380
 SLM                           32,666        1,639,507
 T Rowe Price Group             9,707          580,964
                                            ----------
                                            61,530,427
                                            ----------
------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (5.5%)
------------------------------------------------------
 Adolph Coors, Cl B             2,851         212,685
 Altria Group                 155,780       9,943,437
 Anheuser-Busch                59,939       2,947,800
 Archer-Daniels-Midland        49,693       1,202,571
 Brown-Forman, Cl B             9,245         445,886
 Campbell Soup                 31,202         914,843
 Coca-Cola                    183,670       7,620,468
 Coca-Cola Enterprises         35,594         781,288
 ConAgra Foods                 39,061       1,152,299
 General Mills                 27,659       1,465,650
 Hershey Foods                 18,644       1,090,488
 HJ Heinz                      26,503       1,002,078
 Kellogg                       31,357       1,399,776
 McCormick                     10,401         386,605
 Pepsi Bottling Group          18,953         518,365
 PepsiCo                      127,891       6,867,747
 Reynolds American             11,171         898,372
 Safeway*                      33,975         640,429
 Sara Lee                      59,554       1,398,328
 Starbucks*                    30,355       1,639,170
 Supervalu                     10,170         321,474


------------------------------------------------------
                                              Market
Description                    Shares         Value
------------------------------------------------------
------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
------------------------------------------------------
 Sysco                         48,537  $     1,697,339
 UST                           12,557          636,138
 WM Wrigley Jr.                17,027        1,198,530
                                            ----------
                                            46,381,766
                                            ----------
------------------------------------------------------
GAS/NATURAL GAS (0.5%)
------------------------------------------------------
 Dynegy, Cl A*                 28,814          128,222
 El Paso*                      48,846          530,956
 KeySpan                       12,173          480,468
 Kinder Morgan                  9,399          705,301
 Nicor                          3,312          122,279
 Peoples Energy                 2,851          122,109
 Praxair                       24,654        1,063,820
 Williams                      42,219          709,702
                                            ----------
                                             3,862,857
                                            ----------
------------------------------------------------------
HOTELS & LODGING (0.3%)
------------------------------------------------------
 Hilton Hotels                 29,276          651,391
 Marriott International,
 Cl A                          16,950        1,070,901
 Starwood Hotels & Resorts
   Worldwide                   15,716          909,799
                                            ----------
                                             2,632,091
                                            ----------
------------------------------------------------------
HOUSEHOLD PRODUCTS (0.4%)
------------------------------------------------------
 Black & Decker                 6,163          507,831
 Clorox                        11,556          686,658
 Fortune Brands                10,939          918,657
 Leggett & Platt               14,484          412,794
 Maytag                         6,009           94,401
 Newell Rubbermaid             20,879          449,316
 Stanley Works                  6,240          296,775
 Whirlpool                      5,007          341,778
                                            ----------
                                             3,708,210
                                            ----------
------------------------------------------------------
INSURANCE (4.7%)
------------------------------------------------------
 ACE Ltd.                      21,572          936,225
 Aetna                         11,171        1,419,276
 AFLAC                         38,444        1,518,922
 Allstate                      52,081        2,626,966
 AMBAC Financial Group          8,244          633,799
 American International
   Group                      197,690       13,104,870
 AON                           24,038          546,624
 Chubb                         14,560        1,084,429
 Cigna                         10,170          816,142
 Cincinnati Financial          12,788          564,207
 Hartford Financial
 Services
   Group                       22,265        1,498,212
 Humana*                       12,096          414,530
 Jefferson-Pilot               10,401          519,010
 Lincoln National              13,251          611,401
 Loews                         14,099          958,732
 Marsh & McLennan              39,985        1,299,513
 MBIA                          10,708          639,696
 Metlife*                      56,473        2,244,802
 MGIC Investment                7,319          467,684
 Principal Financial
 Group*                        23,267          944,175
 Progressive                   15,177        1,269,556
 Prudential Financial          38,906        2,097,422


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JANUARY 31, 2005 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED
------------------------------------------------------

                                              Market
Description                    Shares         Value
------------------------------------------------------
------------------------------------------------------
INSURANCE -- (CONTINUED)
------------------------------------------------------
 Safeco                         9,630  $       445,869
 St. Paul Travelers            50,849        1,908,871
 Torchmark                      8,244          450,122
 UnumProvident                 22,496          386,256
 Xl Capital Ltd., Cl A         10,555          789,303
                                            ----------
                                            40,196,614
                                            ----------
------------------------------------------------------
LABORATORY EQUIPMENT (0.1%)
------------------------------------------------------
 Fisher Scientific
   International*               8,936          564,308
                                            ----------
------------------------------------------------------
LEASING & RENTING (0.0%)
------------------------------------------------------
 Ryder System                   4,853          221,054
                                            ----------
------------------------------------------------------
MACHINERY (0.6%)
------------------------------------------------------
 Caterpillar                   25,887        2,306,532
 Cummins                        3,467          269,282
 Deere                         18,876        1,310,561
 Dover                         15,408          590,126
 Pall                           9,399          253,115
 Rockwell Automation           13,944          789,927
                                            ----------
                                             5,519,543
                                            ----------
------------------------------------------------------
MEASURING DEVICES (0.7%)
------------------------------------------------------
 Agilent Technologies*         36,826          814,223
 Applera-Applied Biosystems
   Group                       14,868          298,103
 Danaher                       23,421        1,285,345
 Johnson Controls              14,484          856,873
 Kla-Tencor*                   14,868          687,645
 Millipore*                     3,775          164,326
 PerkinElmer                    9,707          223,164
 Snap-On                        4,392          145,419
 Tektronix                      6,856          197,590
 Teradyne*                     14,714          206,437
 Thermo Electron*              12,173          364,460
 Waters*                        9,168          449,965
                                            ----------
                                             5,693,550
                                            ----------
------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (6.9%)
------------------------------------------------------
 Allergan                       9,938          754,791
 AmerisourceBergen              8,012          466,939
 Amgen*                        96,380        5,998,691
 Bausch & Lomb                  4,083          297,610
 Baxter International          46,765        1,578,787
 Becton Dickinson              19,261        1,091,136
 Biogen Idec*                  25,347        1,646,541
 Biomet                        19,184          814,936
 Boston Scientific*            64,100        2,119,146
 C.R. Bard                      7,935          537,993
 Cardinal Health               32,820        1,848,422
 Caremark Rx*                  34,515        1,349,537
 Chiron*                       14,176          465,682
 Express Scripts*               5,778          428,670
 Gilead Sciences*              32,897        1,088,891
 Guidant                       24,191        1,753,606
 HCA                           31,972        1,423,394
 Health Management
   Associates, Cl A            18,490          408,259
 Hospira*                      11,864          342,751


------------------------------------------------------
                                              Market
Description                    Shares         Value
------------------------------------------------------
------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- (CONTINUED)
------------------------------------------------------
 IMS Health                    17,643  $       412,493
 Johnson & Johnson            225,272       14,575,098
 Laboratory Corp of America
   Holdings*                   10,478          501,372
 Manor Care                     6,549          226,268
 McKesson                      22,342          770,576
 Medco Health Solutions*       20,647          878,943
 Medtronic                     91,757        4,816,325
 Quest Diagnostics              7,704          734,191
 St. Jude Medical*             27,119        1,065,234
 Stryker                       30,509        1,499,212
 Tenet Healthcare*             35,440          351,919
 UnitedHealth Group            49,616        4,410,862
 WellPoint Health
 Networks*                     22,419        2,723,909
 Zimmer Holdings*              18,644        1,470,079
                                            ----------
                                            58,852,263
                                            ----------
------------------------------------------------------
METAL / MINING OTHER (0.7%)
------------------------------------------------------
 Alcoa                         66,103        1,950,700
 Allegheny Technologies         7,242          173,808
 Freeport-McMoRan Copper
   & Gold, Cl B                13,559          499,107
 Newmont Mining                33,668        1,400,252
 Nucor                         12,096          679,311
 Phelps Dodge                   7,242          697,405
 United States Steel            8,629          446,982
                                            ----------
                                             5,847,565
                                            ----------
------------------------------------------------------
MOTORCYCLES, BICYCLES & PARTS (0.2%)
------------------------------------------------------
 Harley-Davidson               22,265        1,338,349
                                            ----------
------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES (0.9%)
------------------------------------------------------
 3M                            59,091        4,984,916
 Avery Dennison                 8,398          504,636
 Pitney Bowes                  17,489          782,458
 Xerox*                        72,342        1,148,791
                                            ----------
                                             7,420,801
                                            ----------
------------------------------------------------------
PAPER & PAPER PRODUCTS (0.5%)
------------------------------------------------------
 Georgia-Pacific               19,569          628,165
 International Paper           36,903        1,444,753
 Louisiana-Pacific              8,321          213,018
 MeadWestvaco                  15,408          445,137
 Temple-Inland                  4,237          269,473
 Weyerhaeuser                  18,183        1,134,619
                                            ----------
                                             4,135,165
                                            ----------
------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (7.2%)
------------------------------------------------------
 Amerada Hess                   6,933          600,745
 Anadarko Petroleum            18,799        1,244,682
 Apache                        24,808        1,350,051
 Baker Hughes                  25,501        1,104,193
 BJ Services                   12,250          588,613
 Burlington Resources          29,739        1,299,892
 ChevronTexaco                160,788        8,746,867
 ConocoPhillips                52,389        4,861,175
 Devon Energy                  36,903        1,500,845
 EOG Resources                  9,013          669,215
 Exxon Mobil                  489,682       25,267,591


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
------------------------------------------------------
JANUARY 31, 2005 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED
------------------------------------------------------

                                              Market
Description                    Shares         Value
------------------------------------------------------
------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- (CONTINUED)
------------------------------------------------------
 Halliburton                   38,056  $     1,565,243
 Kerr-McGee                    11,479          708,828
 Marathon Oil                  26,271        1,017,476
 Nabors Industries Ltd.*       11,325          570,780
 Noble*                        10,247          546,678
 Occidental Petroleum          29,969        1,749,590
 Rowan*                         8,166          229,955
 Schlumberger                  44,684        3,040,299
 Sunoco                         5,547          485,307
 Transocean*                   24,422        1,074,568
 Unocal                        19,955          949,259
 Valero Energy                 19,492        1,014,169
 XTO Energy                    19,764          709,725
                                            ----------
                                            60,895,746
                                            ----------
------------------------------------------------------
PHARMACEUTICALS (4.9%)
------------------------------------------------------
 Abbott Laboratories          118,184        5,320,644
 Bristol-Myers Squibb         147,690        3,461,854
 Eli Lilly                     85,902        4,659,325
 Forest Laboratories*          27,966        1,161,428
 Genzyme*                      17,629        1,026,184
 King Pharmaceuticals*         18,336          192,711
 Medimmune*                    18,876          446,512
 Merck                        168,338        4,721,881
 Mylan Laboratories            20,416          339,518
 Pfizer                       571,656       13,811,209
 Schering-Plough              111,788        2,074,785
 Watson Pharmaceuticals*        8,321          248,215
 Wyeth                        101,234        4,011,903
                                            ----------
                                            41,476,169
                                            ----------
------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.1%)
------------------------------------------------------
 Eastman Kodak                 21,727          718,946
                                            ----------
------------------------------------------------------
PRINTING & PUBLISHING (1.2%)
------------------------------------------------------
 Dow Jones                      6,240          237,869
 Gannett                       19,338        1,547,814
 Knight-Ridder                  5,855          381,219
 McGraw-Hill                   14,407        1,303,833
 Meredith                       3,775          181,313
 New York Times, Cl A          11,016          428,302
 RR Donnelley & Sons           16,641          556,641
 Tribune                       24,114          964,078
 Viacom, Cl B                 129,431        4,832,954
                                            ----------
                                            10,434,023
                                            ----------
------------------------------------------------------
RAILROADS (0.5%)
------------------------------------------------------
 Burlington Northern Santa
 Fe                            28,506        1,373,419
 CSX                           16,334          652,870
 Norfolk Southern              30,046        1,049,206
 Union Pacific                 19,723        1,175,491
                                            ----------
                                             4,250,986
                                            ----------
------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (0.5%)
------------------------------------------------------
 Apartment Investment &
   Management, Cl A             7,164          257,188
 Archstone-Smith Trust         14,868          509,972
 Equity Office Properties
   Trust                       30,586          855,796


------------------------------------------------------
                                              Market
Description                    Shares         Value
------------------------------------------------------
------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
------------------------------------------------------
 Equity Residential            21,495  $       677,952
 Plum Creek Timber             13,944          498,080
 Prologis                      13,944          531,824
 Simon Property Group          16,795          995,944
                                            ----------
                                             4,326,756
                                            ----------
------------------------------------------------------
RETAIL (7.0%)
------------------------------------------------------
 Albertson's                   27,966          639,862
 Autonation*                   20,109          382,875
 Autozone*                      6,086          543,175
 Bed Bath & Beyond*            22,805          918,813
 Best Buy                      24,654        1,326,139
 Big Lots*                      8,552           96,296
 Circuit City Stores           14,868          212,910
 Costco Wholesale              35,594        1,682,528
 CVS                           30,355        1,406,954
 Darden Restaurants            11,941          352,976
 Dillard's, Cl A                6,240          163,738
 Dollar General                24,885          502,926
 Family Dollar Stores          12,711          425,183
 Federated Department
   Stores                      12,865          730,732
 Gap                           66,564        1,465,074
 Home Depot                   166,643        6,875,690
 JC Penney                     21,649          924,845
 Kohl's*                       26,040        1,224,140
 Kroger*                       56,087          959,088
 Lowe's                        58,630        3,341,324
 Ltd Brands                    30,817          730,363
 May Department Stores         22,188          752,173
 McDonald's                    95,455        3,091,787
 Nordstrom                     10,631          512,946
 Office Depot*                 23,730          410,292
 OfficeMax                      6,764          199,606
 RadioShack                    12,018          398,036
 Sears Roebuck                 15,716          789,729
 Sherwin-Williams              10,708          462,586
 Staples                       37,827        1,238,456
 Target                        67,952        3,449,923
 Tiffany                       11,016          346,233
 TJX                           36,595          916,339
 Toys "R" Us*                  16,334          350,364
 Wal-Mart Stores              321,421       16,842,460
 Walgreen                      77,582        3,305,769
 Wendy's International          8,629          338,429
 Yum! Brands                   22,265        1,031,983
                                            ----------
                                            59,342,742
                                            ----------
------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS (2.9%)
------------------------------------------------------
 Advanced Micro Devices*       29,276          462,561
 Altera*                       28,274          542,861
 Analog Devices                28,506        1,023,080
 Applied Materials*           128,892        2,049,383
 Applied Micro Circuits*       23,421           77,523
 Broadcom, Cl A*               24,962          794,540
 Freescale Semiconductor,
   Cl B*                       29,585          516,850
 Intel                        479,898       10,773,710
 JDS Uniphase*                109,631          234,610


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JANUARY 31, 2005 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONCLUDED
------------------------------------------------------

                                              Market
Description                    Shares         Value
------------------------------------------------------
------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- (CONTINUED)
------------------------------------------------------
 Linear Technology             23,344  $       881,003
 LSI Logic*                    29,199          178,406
 Maxim Integrated Products     24,654          961,753
 Micron Technology*            46,456          483,607
 National Semiconductor*       27,196          460,428
 Novellus Systems*             10,631          278,001
 Nvidia*                       12,634          289,571
 PMC-Sierra*                   13,559          139,387
 QLogic*                        7,010          268,343
 Texas Instruments            131,126        3,043,434
 Xilinx                        26,425          771,346
                                            ----------
                                            24,230,397
                                            ----------
------------------------------------------------------
SOFTWARE (4.1%)
------------------------------------------------------
 Adobe Systems                 18,106        1,030,231
 BMC Software*                 16,873          283,973
 Citrix Systems*               12,865          275,954
 Computer Associates
   International               45,056        1,225,073
 Compuware*                    29,354          202,543
 Electronic Arts*              23,190        1,492,045
 Intuit*                       14,253          555,867
 Mercury Interactive*           6,395          279,909
 Microsoft                    825,203       21,686,335
 Novell*                       28,506          164,480
 Oracle*                      389,296        5,360,606
 Parametric Technology*        20,416          116,371
 Siebel Systems*               38,598          336,188
 Symantec*                     48,152        1,124,349
 Veritas Software*             32,049          824,300
                                            ----------
                                            34,958,224
                                            ----------
------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (4.4%)
------------------------------------------------------
 ADC Telecommunications*       61,403          157,806
 Alltel                        23,036        1,267,901
 Andrew*                       12,173          158,979
 AT&T                          60,402        1,159,114
 Avaya*                        34,746          498,605
 BellSouth                    139,062        3,648,987
 CenturyTel                    10,247          334,052
 Ciena*                        43,375          110,606
 Citizens Communications       25,424          342,970
 Comverse Technology*          15,023          335,764
 Corning*                     106,396        1,163,972
 Lucent Technologies*         335,520        1,093,795
 Motorola                     184,748        2,907,934
 Nextel Communications*        84,362        2,420,346
 Qualcomm                     124,423        4,633,513
 Qwest Communication
   International*             137,829          578,882
 SBC Communications           251,621        5,978,515
 Scientific-Atlanta            11,633          352,596
 Sprint-FON Group             111,634        2,660,238
 Tellabs*                      35,054          249,585


------------------------------------------------------
                                              Market
Description                    Shares         Value
------------------------------------------------------
------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- (CONTINUED)
------------------------------------------------------
 Verizon Communications       210,172  $     7,480,022
                                            ----------
                                            37,534,182
                                            ----------
------------------------------------------------------
WHOLESALE (0.0%)
------------------------------------------------------

 W.W. Grainger                  6,856          419,656
                                            ----------
TOTAL COMMON STOCK
  (Cost $773,529,527)                      835,392,732
                                           -----------

EXCHANGE TRADED FUND (0.9%)

 SPDR Trust, Ser 1             68,000        8,034,880
                                           -----------
TOTAL EXCHANGE TRADED FUND
  (Cost $6,846,524)                          8,034,880
                                           -----------

RIGHTS (0.0%)
 Seagate* (A)(B)               15,971             --
                                           -----------
TOTAL RIGHTS
  (Cost $0)                                       --
                                           -----------

CASH EQUIVALENT (1.8%)
 Goldman Financial Prime
   Obligation Money Market
   Fund                    14,922,510       14,922,510
                                           -----------

TOTAL CASH EQUIVALENT
    (Cost $14,922,510)                      14,922,510
                                           -----------

TOTAL INVESTMENTS (101.0%)
  (Cost $795,298,561)+                 $   858,350,122
                                           ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $850,015,629.
+ AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $797,200,420, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $191,733,856 AND $(130,584,154), RESPECTIVELY.
* NON-INCOME PRODUCING SECURITY
(A) SECURITY CONSIDERED ILLIQUID.
(B) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.
CL -- CLASS
CVO -- CONTINGENT VALUE OBLIGATION
LTD. -- LIMITED
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

AT JANUARY 31, 2005 THE FUND HAD THE FOLLOWING OPEN LONG S&P 500 INDEX
CONTRACTS:

  NUMBER OF     CONTRACT      EXPIRATION       UNREALIZED
  CONTRACTS      VALUE          DATE          DEPRECIATION
  ---------     -------       ----------      ------------
      21       $6,203,925      03/17/05        $(58,547)

 FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


UAF-QH-001-0100

--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President


Date March 15, 2005


By (Signature and Title)*                   /s/ Peter J. Golden
                                            -------------------------------
                                            Peter J. Golden
                                            Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.